RECEIVABLES (Details 9) (USD $) In Thousands, unless otherwise specified										12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Wholesale notes and accounts	Dec. 31, 2010 Wholesale notes and accounts	Dec. 31, 2011 Retail and other notes and finance leases	Dec. 31, 2010 Retail and other notes and finance leases	Dec. 31, 2009 Retail receivables	Sep. 30, 2012 Retail receivables	Dec. 31, 2011 Retail receivables	Dec. 31, 2010 Retail receivables
Managed Portfolio
Total managed		$ 9,601,698		$ 8,952,044	$ 8,567,104	$ 2,972,116	$ 2,757,048	$ 6,629,582	$ 6,194,996
Principal More Than 30 Days Delinquent		76,058		133,815		4,375	4,496	71,683	129,319
Net Credit Losses		44,159		87,168		12,166	11,248	31,993	75,920
Comprised of receivables held in portfolio	11,185,137	9,493,222	9,704,243	8,745,943		2,972,116
Sold retail and other notes and finance leases	60,171	108,476		206,101							60,171	108,476	206,101
Retail receivables included in non-cash operating and investing activities that were exchanged for retained interests in sold receivables										$ 342,267